Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Examination [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate				$ 1,609
Balance at January 1				1,189	$ 1,086	$ 1,169
Additions for tax positions related to the current year				192	192	69
Additions for tax positions of prior years				344	73	167
Reductions for tax positions of prior years				91	91	61
Settlements				15	71	258
Balance at December 31		$ 1,086		1,619	1,189	1,086
Gross interest expense related to unrecognized tax benefits				37	34	41
Total accrued interest balance at December 31		185		255	$ 215	$ 185
Minimum [Member]
Income Tax Examination [Line Items]
Italian Tax Authority Amnesty Program Potential Noncash Gain				90
Decrease in Unrecognized Tax Benefits is Reasonably Possible				470
Maximum [Member]
Income Tax Examination [Line Items]
Italian Tax Authority Amnesty Program Potential Noncash Gain				110
Decrease in Unrecognized Tax Benefits is Reasonably Possible				$ 845
Closure of IRS audit of Goodrich Corporation Tax Years 2011-2012 [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash			$ 58
Closure of IRS audit of UTC Tax Years 2011-2012 [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash		172
Tax Settlement Interest Gain (Loss) Noncash		$ 22
Closure of IRS audit of UTC Tax Year 2013 [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash	$ 64
Tax Settlement Interest Gain (Loss) Noncash	$ 9